Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
Set forth below is information about the relationship between “compensation actually paid” to our NEOs and certain financial performance measures. For further information concerning our pay-for-performance
philosophy and how we align executive
compensation
with our performance, refer to CD&A beginning on page 23 of this Proxy Statement.

Year (1)	Summary Compensation Table (SCT) Total for Vikram A. Atal (2)	Compensation actually paid to Vikram A. Atal (3)	SCT Total for Kevin P. Stevenson (2)	Compensation actually paid to Kevin P. Stevenson (3)(4)	Average SCT Total for non- PEO NEOs (2)	Average Compensation actually paid to non-PEO NEOs (3)(4)	Value of Initial Fixed $100 Investment based on (5) :		GAAP Net Income ($M)	Adjusted EBITDA ($M) (7)(8)
							TSR	Peer Group TSR(6)
2023	$3,062,549	$2,578,587	$6,628,660	$1,888,877	$1,602,094	$ 764,609	$ 72	$109	($83)	$1,007
2022	$ —	$ —	$4,984,627	$ 462,885	$2,050,507	$ 648,867	$ 93	$97	$117	$1,107
2021	$ —	$ —	$5,636,586	$8,853,857	$2,282,627	$3,251,463	$138	$127	$183	$1,378
2020	$ —	$ —	$5,536,378	$6,570,289	$2,085,675	$2,390,802	$109	$104	$149	$1,337

(1)	The following table lists the principal executive officer (“PEO”) and non-PEO NEOs for each of the fiscal years 2023, 2022, 2021 and 2020

Year	PEO	Non-PEO NEOs
2023	Vikram A. Atal, Kevin P. Stevenson	Rakesh Sehgal, Martin Sjölund, LaTisha O. Tarrant, R. Owen James, Peter M. Graham, Laura B. White
2021-2022	Kevin P. Stevenson	Peter M. Graham, Steven C. Roberts, Christopher B. Graves, Laura B. White
2020	Kevin P. Stevenson	Peter M. Graham, Steven C. Roberts, Christopher B. Graves, Martin Sjölund
(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for Messrs. Atal and Stevenson and (ii) the average of the total compensation reported in the Summary Compensation Table for non-PEO
NEOs for each applicable year.

(3)
To calculate compensation actually paid in accordance with SEC rules, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Messrs. Atal and Stevenson and for the average of the non-PEO
NEOs is set forth following the footnotes to this table.

(4)	Compensation actually paid differs from that reported for 2022 due to a minor correction in a formulaic equation performed in 2023.
(5)
Pursuant to the rules of the SEC, the comparison assumes $100 was invested on December 31, 2019 in our common stock. Historical stock price performance is not necessarily indicative of future stock price performance.

(6)	Index TSR reflects the Nasdaq Financial 100.
(7)
As noted in the CD&A, the Compensation Committee considered various key financial metrics when it determined Annual Bonus Plan payouts. The Compensation Committee selected adjusted EBITDA as the Company Selected Measure. It is an important supplemental measure of operations and financial performance, as it excludes certain items whose fluctuations from period to period do not necessarily correspond to changes in the operations of our business.

(8)	Adjusted EBITDA is a non-GAAP financial measure that is calculated by starting with our GAAP financial measure, Net income/(loss) attributable to PRA Group, Inc. and is adjusted for:
•	income tax expense (or less income tax benefit)
•	foreign exchange loss (or less foreign exchange gain);
•	interest expense, net (or less interest income, net);
•	other expense (or less other income);
•	depreciation and amortization;
•	impairment of real estate;
•	net income attributable to noncontrolling interests; and
•	recoveries applied to negative allowance less changes in expected recoveries.

	2023
	PEO Atal	PEO Stevenson	Average for Non-PEO NEOs

Summary Compensation Table Total (1)	$3,062,549	$6,628,660	$1,602,094
Adjustments (2)
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table	($1,499,972)	($3,684,317)	($869,617)
Year-end fair value of equity awards granted in the applicable year	$1,016,010	$47,621	$346,128
Year-over-year change in fair value of equity awards granted in prior years that are unvested at year end	$—	($1,734,265)	($418,727)
Year-over-year change in fair value of equity awards granted in prior years that vested in the year	$—	$631,177	$104,731

COMPENSATION ACTUALLY PAID	$2,578,587	$1,888,877	$764,609

(1)
For Messrs. Atal and Stevenson, represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year. With respect to the non-PEO
NEOs, amounts shown represent averages.

(2)
We do not provide any defined benefit or actuarial pension plans to any employee, including our NEOs. Thus, no pension valuation adjustments were necessary. In addition, for purposes of the equity award adjustments shown above, no equity awards were cancelled due to failure to meet vesting conditions, no equity awards were granted and vested in the same year, and there are no dividends or interest accrued to report.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(1)	The following table lists the principal executive officer (“PEO”) and non-PEO NEOs for each of the fiscal years 2023, 2022, 2021 and 2020

Year	PEO	Non-PEO NEOs
2023	Vikram A. Atal, Kevin P. Stevenson	Rakesh Sehgal, Martin Sjölund, LaTisha O. Tarrant, R. Owen James, Peter M. Graham, Laura B. White
2021-2022	Kevin P. Stevenson	Peter M. Graham, Steven C. Roberts, Christopher B. Graves, Laura B. White
2020	Kevin P. Stevenson	Peter M. Graham, Steven C. Roberts, Christopher B. Graves, Martin Sjölund

Peer Group Issuers, Footnote			Index TSR reflects the Nasdaq Financial 100.
Adjustment To PEO Compensation, Footnote

	2023
	PEO Atal	PEO Stevenson	Average for Non-PEO NEOs

Summary Compensation Table Total (1)	$3,062,549	$6,628,660	$1,602,094
Adjustments (2)
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table	($1,499,972)	($3,684,317)	($869,617)
Year-end fair value of equity awards granted in the applicable year	$1,016,010	$47,621	$346,128
Year-over-year change in fair value of equity awards granted in prior years that are unvested at year end	$—	($1,734,265)	($418,727)
Year-over-year change in fair value of equity awards granted in prior years that vested in the year	$—	$631,177	$104,731

COMPENSATION ACTUALLY PAID	$2,578,587	$1,888,877	$764,609

Non-PEO NEO Average Total Compensation Amount			$ 1,602,094	$ 2,050,507	$ 2,282,627	$ 2,085,675
Non-PEO NEO Average Compensation Actually Paid Amount			$ 764,609	648,867	3,251,463	2,390,802
Adjustment to Non-PEO NEO Compensation Footnote

	2023
	PEO Atal	PEO Stevenson	Average for Non-PEO NEOs

Summary Compensation Table Total (1)	$3,062,549	$6,628,660	$1,602,094
Adjustments (2)
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table	($1,499,972)	($3,684,317)	($869,617)
Year-end fair value of equity awards granted in the applicable year	$1,016,010	$47,621	$346,128
Year-over-year change in fair value of equity awards granted in prior years that are unvested at year end	$—	($1,734,265)	($418,727)
Year-over-year change in fair value of equity awards granted in prior years that vested in the year	$—	$631,177	$104,731

COMPENSATION ACTUALLY PAID	$2,578,587	$1,888,877	$764,609

Compensation Actually Paid vs. Total Shareholder Return			Compensation Actually Paid v. Total Shareholder Return
Compensation Actually Paid vs. Net Income			Compensation Actually Paid v. GAAP Net Income ($M)
Compensation Actually Paid vs. Company Selected Measure			CEO Compensation Actually Paid v. Adjusted EBITDA ($M)
Total Shareholder Return Vs Peer Group			Compensation Actually Paid v. Total Shareholder Return
Tabular List, Table
Performance Measures Used to Link Company Performance and Compensation Actually Paid to the NEOs
The following is a list of financial performance measures, which in our assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs for 2023.
Net
income and Adjusted EBITDA are the two primary performance measures in our Annual Bonus Plan. Adjusted EBITDA and stock price are the two performance measures in the PSUs granted as part of our long-term incentive program. In addition to the metrics noted below, our Annual Bonus Plan also incorporates individual objectives relating to business results, Company strategic objectives and organization and talent. See the section titled “Annual Bonus Plan” (page 29) in this Proxy Statement for a further description of the metrics used in the Company’s executive compensation program.

Most Important Performance Measures Used to Link Compensation Actually Paid to Company Performance
Net Income
Adjusted EBITDA
Stock Price

Total Shareholder Return Amount			$ 72	93	138	109
Peer Group Total Shareholder Return Amount			109	97	127	104
Net Income (Loss)			$ (83,000,000)	$ 117,000,000	$ 183,000,000	$ 149,000,000
Company Selected Measure Amount			1,007,000,000	1,107,000,000	1,378,000,000	1,337,000,000
Measure:: 1
Pay vs Performance Disclosure
Name			Net Income
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description
(8)	Adjusted EBITDA is a non-GAAP financial measure that is calculated by starting with our GAAP financial measure, Net income/(loss) attributable to PRA Group, Inc. and is adjusted for:
•	income tax expense (or less income tax benefit)
•	foreign exchange loss (or less foreign exchange gain);
•	interest expense, net (or less interest income, net);
•	other expense (or less other income);
•	depreciation and amortization;
•	impairment of real estate;
•	net income attributable to noncontrolling interests; and
•	recoveries applied to negative allowance less changes in expected recoveries.

Measure:: 3
Pay vs Performance Disclosure
Name			Stock Price
Vikram A. Atal [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,062,549	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount			2,578,587	0	0	0
PEO Name	Vikram A. Atal
Kevin P. Stevenson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			6,628,660	4,984,627	5,636,586	5,536,378
PEO Actually Paid Compensation Amount			1,888,877	$ 462,885	$ 8,853,857	$ 6,570,289
PEO Name		Kevin P. Stevenson		Kevin P. Stevenson	Kevin P. Stevenson	Kevin P. Stevenson
PEO | Vikram A. Atal [Member] | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,499,972)
PEO | Vikram A. Atal [Member] | Year end fair value of equity awards granted in the applicable year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,016,010
PEO | Vikram A. Atal [Member] | Year over year change in fair value of equity awards granted in prior years that are unvested at year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Vikram A. Atal [Member] | Year over year change in fair value of equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Kevin P. Stevenson [Member] | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,684,317)
PEO | Kevin P. Stevenson [Member] | Year end fair value of equity awards granted in the applicable year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			47,621
PEO | Kevin P. Stevenson [Member] | Year over year change in fair value of equity awards granted in prior years that are unvested at year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,734,265)
PEO | Kevin P. Stevenson [Member] | Year over year change in fair value of equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			631,177
Non-PEO NEO | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(869,617)
Non-PEO NEO | Year end fair value of equity awards granted in the applicable year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			346,128
Non-PEO NEO | Year over year change in fair value of equity awards granted in prior years that are unvested at year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(418,727)
Non-PEO NEO | Year over year change in fair value of equity awards granted in prior years that vested in the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 104,731